Janus Henderson Research Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Common Stocks – 100.1%
Aerospace & Defense – 2.5%
Boeing Co	652,983	$212,715,742
L3Harris Technologies Inc	871,580	172,459,535
		385,175,277
Auto Components – 0.7%
Aptiv PLC	1,040,706	98,835,849
Beverages – 1.6%
Constellation Brands Inc	1,305,711	247,758,662
Biotechnology – 2.7%
Insmed Inc*	1,816,311	43,373,507
Mirati Therapeutics Inc*	462,152	59,552,907
Neurocrine Biosciences Inc*	820,857	88,233,919
Sage Therapeutics Inc*	323,575	23,358,879
Sarepta Therapeutics Inc*	444,262	57,327,568
Vertex Pharmaceuticals Inc*	680,484	148,991,972
		420,838,752
Capital Markets – 1.4%
Blackstone Group Inc	1,227,653	68,674,909
CME Group Inc	291,932	58,596,591
Intercontinental Exchange Inc	910,404	84,257,890
		211,529,390
Chemicals – 1.5%
Air Products & Chemicals Inc	452,237	106,271,173
Sherwin-Williams Co	222,190	129,656,753
		235,927,926
Construction Materials – 0.5%
Vulcan Materials Co	521,471	75,086,609
Containers & Packaging – 0.3%
Ball Corp	656,124	42,431,539
Diversified Consumer Services – 0.5%
ServiceMaster Global Holdings Inc*	2,037,456	78,768,049
Electronic Equipment, Instruments & Components – 0.4%
Cognex Corp	1,166,177	65,352,559
Entertainment – 2.6%
Liberty Media Corp-Liberty Formula One*	2,833,043	130,220,821
Netflix Inc*	850,515	275,201,139
		405,421,960
Equity Real Estate Investment Trusts (REITs) – 3.0%
American Tower Corp	609,905	140,168,367
Crown Castle International Corp	845,371	120,169,488
Equinix Inc	171,783	100,269,737
VICI Properties Inc	4,155,506	106,173,178
		466,780,770
Health Care Equipment & Supplies – 3.5%
Abbott Laboratories	1,957,062	169,990,405
Boston Scientific Corp*	4,228,596	191,217,111
Cooper Cos Inc	233,228	74,933,824
DENTSPLY SIRONA Inc	652,473	36,923,447
ICU Medical Inc*	311,579	58,302,662
		531,367,449
Health Care Providers & Services – 3.0%
Humana Inc	284,133	104,140,427
UnitedHealth Group Inc	1,193,375	350,828,382
		454,968,809
Hotels, Restaurants & Leisure – 3.5%
Aramark	2,128,172	92,362,665
Hilton Worldwide Holdings Inc	1,699,993	188,546,224
McDonald's Corp	660,566	130,534,447
Norwegian Cruise Line Holdings Ltd*	2,069,317	120,868,806
		532,312,142
Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy Inc	304,190	12,091,553
Industrial Conglomerates – 1.1%
Honeywell International Inc	984,479	174,252,783
Information Technology Services – 8.9%
Fidelity National Information Services Inc	1,310,121	182,224,730
Gartner Inc*	1,581,480	243,706,068
Mastercard Inc	1,537,782	459,166,327

Shares		Value
Common Stocks – (continued)
Information Technology Services – (continued)
Visa Inc	2,558,581	$480,757,370
		1,365,854,495
Insurance – 1.6%
Aon PLC	632,477	131,738,634
Progressive Corp	1,650,702	119,494,318
		251,232,952
Interactive Media & Services – 9.4%
Alphabet Inc - Class C*	671,962	898,426,633
Facebook Inc*	2,636,101	541,059,730
		1,439,486,363
Internet & Direct Marketing Retail – 7.1%
Amazon.com Inc*	508,990	940,532,082
Etsy Inc*	1,713,740	75,918,682
Wayfair Inc*	795,159	71,858,519
		1,088,309,283
Leisure Products – 0.7%
Hasbro Inc	1,008,510	106,508,741
Life Sciences Tools & Services – 1.8%
IQVIA Holdings Inc*	504,022	77,876,439
Thermo Fisher Scientific Inc	623,847	202,669,175
		280,545,614
Machinery – 2.3%
Deere & Co	475,747	82,427,925
Gardner Denver Holdings Inc*	2,130,932	78,162,586
Parker-Hannifin Corp	465,786	95,868,075
Wabtec Corp	1,240,091	96,479,080
		352,937,666
Media – 0.5%
Liberty Broadband Corp*	637,093	80,114,445
Oil, Gas & Consumable Fuels – 0.2%
Enterprise Products Partners LP	455,531	12,827,753
EOG Resources Inc	169,529	14,199,749
		27,027,502
Pharmaceuticals – 3.8%
Bristol-Myers Squibb Co	2,714,530	174,245,681
Elanco Animal Health Inc*	1,569,801	46,230,639
Merck & Co Inc	3,926,753	357,138,185
		577,614,505
Professional Services – 1.6%
CoStar Group Inc*	283,918	169,868,139
Verisk Analytics Inc	530,896	79,284,009
		249,152,148
Road & Rail – 1.5%
CSX Corp	2,155,291	155,956,857
Uber Technologies Inc*	2,368,609	70,442,432
		226,399,289
Semiconductor & Semiconductor Equipment – 7.0%
Lam Research Corp	663,700	194,065,880
Microchip Technology Inc	1,191,615	124,785,923
Micron Technology Inc*	951,812	51,188,449
NVIDIA Corp	1,034,031	243,307,494
ON Semiconductor Corp*	3,318,890	80,914,538
Texas Instruments Inc	2,407,623	308,873,955
Xilinx Inc	728,140	71,190,248
		1,074,326,487
Software – 16.5%
Adobe Inc*	1,419,176	468,058,437
Autodesk Inc*	1,117,958	205,100,575
HubSpot Inc*	251,487	39,860,689
Intuit Inc	520,288	136,279,036
Microsoft Corp	6,312,683	995,510,109
Salesforce.Com Inc*	2,369,563	385,385,726
SS&C Technologies Holdings Inc	1,240,627	76,174,498
Tyler Technologies Inc*	390,330	117,106,807
Zendesk Inc*	1,500,644	114,994,350
		2,538,470,227
Technology Hardware, Storage & Peripherals – 4.4%
Apple Inc	2,291,671	672,949,189
Textiles, Apparel & Luxury Goods – 1.5%
NIKE Inc	2,331,509	236,205,177
Tobacco – 1.9%
Altria Group Inc	5,848,042	291,875,776

Shares		Value
Common Stocks – (continued)
Wireless Telecommunication Services – 0.5%
T-Mobile US Inc*	887,284	$69,580,811
Total Investments (total cost $10,061,451,065) – 100.1%		15,367,490,748
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(12,958,605)
Net Assets – 100%		$15,354,532,143

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	$293,168	$16,099	$-	$-

	Share Balance at 9/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	16,542,000	557,505,046	(574,047,046)	-

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2019.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$15,367,490,748	$-	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.